Property and Equipment - Future Minimum Rental Commitments (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the combined balance sheet consisted of:
Accrued retirement benefits	$ (106.2)	$ (109.1)	$ (139.0)
Pension Plans
Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets		2.3	2.4
Other current liabilities		(0.3)	(0.3)
Accrued retirement benefits		(105.2)	(129.2)
Accumulated other comprehensive loss before income taxes		1.3	29.8
Net amount recognized		$ (101.9)	$ (97.3)